RELATED PARTY TRANSACTIONS (Details Textual) (USD $)	1 Months Ended	12 Months Ended		3 Months Ended
	Apr. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Mar. 31, 2014
Related Party Transaction [Line Items]
Accounts Payable and Accrued Expenses Related Party Current		$ 433,712	$ 423,997
Board of Directors Chairman [Member] | Sublease Agreement with Frank Litvack [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction		Beginning May 1, 2012, pursuant to a sublease agreement, Capricor subleased part of its office space to Frank Litvack, the Companys Executive Chairman and a member of its Board of Directors, for $2,500 per month.
Monthly Rent from Related Party	2,500
Rental Income, Nonoperating		30,000	30,000
Board of Directors Chairman [Member] | Consulting Agreement with Frank Litvack [Member]
Related Party Transaction [Line Items]
Related Party Transaction, Description of Transaction		Effective May 1, 2012, Frank Litvack, the Companys Executive Chairman, entered into a consulting agreement with Capricor whereby Capricor was obligated to pay Dr. Litvack fees of $4,000 per month for consulting services.
Monthly Consulting Fees to Related Party				10,000
Increased Monthly Consulting Fees to Related Party		10,000
Affiliated Entity [Member] | Transaction other than Sub-Award Agreement [Member]
Related Party Transaction [Line Items]
Accounts Payable and Accrued Expenses Related Party Current		$ 421,328	$ 423,997